Taxes (Details) - Schedule of valuation allowance for deferred tax assets - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of valuation allowance for deferred tax assets [Abstract]
Beginning balance	$ 233,889	$ 52,719
Additions	218,120	181,170
Ending balance	$ 452,009	$ 233,889